Investment Strategy	Mar. 31, 2026
Voya Securitized Credit Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securitized credit securities. For purposes of this 80% policy, securitized credit securities means securities that are repaid by cashflows from pools of assets, including, without limitation, commercial mortgage-backed securities, asset-backed securities, residential mortgage-backed securities, and collateralized loan obligations (“CLOs”).The securitized credit securities in which the Fund invests may be fixed rate or adjustable rate securities. The Fund may also invest in other debt instruments, which include bonds and other similar instruments issued by various U.S. and non-U.S. public or private sector entities. The Fund may invest in interest-only, principal-only, or inverse floating rate debt. The Fund may invest in mortgage dollar rolls and may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis through the “to-be-announced” (“TBA”) market. With TBA transactions, the particular securities to be delivered are not identified at the trade date, but the delivered securities must meet specified terms and standards. The Fund may invest in securities of any maturity or duration, and the securities may have fixed, floating, or variable rates. The Fund may invest without limit in securitized credit related instruments rated below investment grade (sometimes referred to as “high-yield securities”, “high-yield bonds”, or “junk bonds”). Below investment grade refers to ratings given by nationally recognized statistical rating organizations (“NRSROs”) ( e.g. , rated Ba1 or below by Moody’s Ratings, or BB+ or below by S&P Global Ratings or Fitch Ratings, Inc.) or, if unrated, determined by the Fund to be of comparable quality. Below investment grade debt instruments are regarded as having more speculative characteristics with respect to the payment of interest and repayment of principal. Split rated debt instruments (debt instruments that receive different ratings from two or more NRSROs) are valued as follows: if three NRSROs rate a debt instrument, the debt instrument will be considered to have the median credit rating; if two of the three NRSROs rate a debt instrument, the debt instrument will be considered to have the lower credit rating of the two provided. The Fund may invest in foreign (non-U.S.) securities, including securities of issuers located in emerging market countries, which may include non-U.S. dollar denominated foreign (non-U.S.) mortgage securities. The Fund may invest in derivative instruments including options, futures contracts, options on futures, fixed-income swap agreements, credit default swap agreements, and currency related derivatives, including currency forwards and currency swaps, subject to applicable law. The Fund typically uses derivatives to seek to reduce exposure or other risks such as interest rate or currency risk, to substitute for taking a position in the underlying asset, and/or to enhance returns in the Fund. The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls and reverse repurchase agreements). In evaluating investments for the Fund, the sub-adviser (the “Sub-Adviser”) takes into account a wide variety of factors and considerations to determine whether any or all of those factors or considerations might have a material effect on the value, risks, or prospects of an investment. Among the factors considered, the Sub-Adviser expects typically to take into account environmental, social, and governance (“ESG”) factors to determine whether one or more factors may have a material effect.In considering ESG factors, the Sub-Adviser intends to rely primarily on factors identified through its proprietary empirical research and on third-party evaluations of an issuer’s ESG standing, when available. ESG factors will be only one of many considerations in the Sub-Adviser’s evaluation of any potential investment; the extent to which ESG factors will affect the Sub-Adviser’s decision to invest in an issuer, if at all, will depend on the analysis and judgment of the Sub-Adviser. The Fund may invest in other investment companies, including exchange-traded funds (“ETFs”), to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder, and under the terms of applicable no-action relief or exemptive orders granted thereunder. The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising. The Fund may lend portfolio securities on a short-term or long-term basis, up to 33 1∕3% of its total assets.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	For purposes of this 80% policy, securitized credit securities means securities that are repaid by cashflows from pools of assets, including, without limitation, commercial mortgage-backed securities, asset-backed securities, residential mortgage-backed securities, and collateralized loan obligations (“CLOs”).
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	In evaluating investments for the Fund, the sub-adviser (the “Sub-Adviser”) takes into account a wide variety of factors and considerations to determine whether any or all of those factors or considerations might have a material effect on the value, risks, or prospects of an investment. Among the factors considered, the Sub-Adviser expects typically to take into account environmental, social, and governance (“ESG”) factors to determine whether one or more factors may have a material effect.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securitized credit securities.
Voya VACS Series EMHCD Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in fixed-income and floating rate debt instruments of emerging market issuers which are denominated in U.S. dollars and foreign (non-U.S.) hard currencies. For purposes of this 80% policy, emerging markets means most countries in the world except Australia, Canada, Japan, New Zealand, Hong Kong, Singapore, the United Kingdom, the United States, and most of the countries of Western Europe. For purposes of this 80% policy, hard currencies means currencies in which investors have confidence and are typically currencies of economically and politically stable industrialized nations. For purposes of this 80% policy, fixed-income and floating rate debt instruments include, without limitation, bonds, debt instruments, and other similar instruments issued by governments (“Sovereigns”) and governmental entities, agencies, and other issuers that are directly or indirectly wholly-owned by, or whose obligations are guaranteed by Sovereigns (“Quasi-Sovereigns”) and corporate issuers denominated in U.S. dollars or foreign (non-U.S.) hard currencies. Debt instruments include, without limitation, bonds, debentures, notes, convertible securities, commercial paper, loans and related assignments and participations, corporate debt, asset-backed securities, bank certificates of deposit, fixed time deposits, bankers’ acceptances, and money market instruments including money market funds denominated in U.S. dollars or foreign (non-U.S.) hard currencies. The Fund's investments in derivatives and other synthetic instruments that have economic characteristics similar to these investments will be counted toward satisfaction of this 80% policy. An issuer in an emerging market is one: (i) that is organized under the laws of, or has a principal place of business in, an emerging market; (ii) for which the principal securities market is in an emerging market; (iii) that derives at least 50% of its total revenues or profits from goods that are produced or sold, investments made, or services performed in an emerging market; or (iv) at least 50% of the assets of which are located in an emerging market. The Fund may invest in companies of any market capitalization. The Fund may engage in leveraging by borrowing money and investing the proceeds of such loans in portfolio securities to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder, and under the terms of applicable no-action relief or exemptive orders granted thereunder (“1940 Act”). The Fund may invest in obligations of any credit quality and may invest without limit in debt instruments rated below investment grade (sometimes referred to as “high-yield securities”, “high-yield bonds”, or “junk bonds”). Below investment grade refers to ratings given by nationally recognized statistical rating organizations (“NRSROs”) (e.g. rated Ba1 or below by Moody’s Ratings, or BB+ or below by S&P Global Ratings or Fitch Ratings, Inc.) or, if unrated, determined by the Fund to be of comparable quality. Below investment grade debt instruments are regarded as having more speculative characteristics with respect to the payment of interest and repayment of principal. Split rated debt instruments (debt instruments that receive different ratings from two or more NRSROs) are valued as follows: if three NRSROs rate a debt instrument, the debt instrument will be considered to have the median credit rating; if two of the three NRSROs rate a debt instrument, the debt instrument will be considered to have the lower credit rating of the two provided. The Fund expects to maintain a weighted average portfolio duration of between 0 and 10 years. Duration is a commonly used measure of risk in debt instruments as it incorporates multiple features of debt instruments (e.g., yield, coupon, maturity, etc.) into one number. Duration is a measure of sensitivity of the price of a debt instrument to a change in interest rates. Duration is a weighted average of the times that interest payments and the final return of principal are received. The weights are the amounts of the payments discounted by the yield-to-maturity of the debt instrument. Duration is expressed as a number of years. The bigger the duration number, the greater the interest rate risk or reward for the debt instrument prices. For example, the price of a bond with an average duration of 5 years would be expected to fall approximately 5% if market interest rates rose by 1%. Conversely, the price of a bond with an average duration of 5 years would be expected to rise approximately 5% if market interest rates dropped by 1%. The Fund may utilize various derivative instruments and related strategies for various purposes, including, to increase or decrease exposure to a particular market, segment of the market, or security; to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. The Fund may utilize derivatives of all types and may invest in, without limitation, call and put options (including options on futures contracts); futures and forward contracts, and swap agreements (including total return, interest rate, and credit default swaps); credit linked notes, structured notes, and other related instruments with respect to individual bonds and other securities; indices and baskets of securities; interest rates; and currencies as part of its principal investment strategies. The Fund may invest up to 20% of its net assets in fixed-income and floating rate debt instruments denominated in U.S. dollars and foreign (non-U.S.) currencies that do not meet the criteria of hard currencies, including currencies issued by emerging market countries.The Fund may invest in securities of other investment companies, including exchange-traded funds, to the extent permitted under the 1940 Act. In making investments, the sub-adviser (the “Sub-Adviser”) focuses on countries that historically have displayed high levels of economic growth and low inflation rates, and in the Sub-Adviser's opinion, follow economic policies favorable to achieve high growth and low inflation rates, reduce indebtedness levels, and lower external vulnerabilities. In managing the Fund, the Sub-Adviser employs a largely top-down, active, and value-driven investment approach in analyzing emerging markets and currencies. The Sub-Adviser allocates the Fund's assets across countries and selects investments primarily based on fundamental economic and financial analysis. The Fund's investment approach includes an emphasis on the influence of politics (both local and international). The Sub-Adviser seeks opportunities in selected emerging markets that it believes may benefit from significant positive changes, such as political and economic reforms, increases in capital inflows, economic growth, and investor confidence. The Sub-Adviser's process focuses on global and emerging markets fundamentals and considers factors such as liquidity and risk management at the macro level. This approach utilizes the Sub-Adviser's broad and current knowledge of important investment areas in various emerging market countries. In evaluating investments for the Fund, the Sub-Adviser takes into account a wide variety of factors and considerations to determine whether any or all of those factors or considerations might have a material effect on the value, risks, or prospects of an investment. Among the factors considered, the Sub-Adviser expects typically to take into account environmental, social, and governance (“ESG”) factors to determine whether one or more factors may have a material effect. In considering ESG factors, the Sub-Adviser intends to rely primarily on factors identified through its proprietary empirical research and on third-party evaluations of an issuer’s ESG standing, when available . ESG factors will be only one of many considerations in the Sub-Adviser’s evaluation of any potential investment; the extent to which ESG factors will affect the Sub-Adviser’s decision to invest in an issuer, if at all, will depend on the analysis and judgment of the Sub-Adviser. The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising. The Fund may lend portfolio securities on a short-term or long-term basis, up to 33 1∕3% of its total assets.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	For purposes of this 80% policy, emerging markets means most countries in the world except Australia, Canada, Japan, New Zealand, Hong Kong, Singapore, the United Kingdom, the United States, and most of the countries of Western Europe. For purposes of this 80% policy, hard currencies means currencies in which investors have confidence and are typically currencies of economically and politically stable industrialized nations. For purposes of this 80% policy, fixed-income and floating rate debt instruments include, without limitation, bonds, debt instruments, and other similar instruments issued by governments (“Sovereigns”) and governmental entities, agencies, and other issuers that are directly or indirectly wholly-owned by, or whose obligations are guaranteed by Sovereigns (“Quasi-Sovereigns”) and corporate issuers denominated in U.S. dollars or foreign (non-U.S.) hard currencies. Debt instruments include, without limitation, bonds, debentures, notes, convertible securities, commercial paper, loans and related assignments and participations, corporate debt, asset-backed securities, bank certificates of deposit, fixed time deposits, bankers’ acceptances, and money market instruments including money market funds denominated in U.S. dollars or foreign (non-U.S.) hard currencies.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	In evaluating investments for the Fund, the Sub-Adviser takes into account a wide variety of factors and considerations to determine whether any or all of those factors or considerations might have a material effect on the value, risks, or prospects of an investment. Among the factors considered, the Sub-Adviser expects typically to take into account environmental, social, and governance (“ESG”) factors to determine whether one or more factors may have a material effect.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in fixed-income and floating rate debt instruments of emerging market issuers which are denominated in U.S. dollars and foreign (non-U.S.) hard currencies.
Voya VACS Series SC Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securitized credit securities. For purposes of this 80% policy, securitized credit securities means securities that are repaid by cashflows from pools of assets, including, without limitation, commercial mortgage-backed securities, asset-backed securities, residential mortgage-backed securities, and collateralized loan obligations (“CLOs”).The securitized credit securities in which the Fund invests may be fixed rate or adjustable rate securities. The Fund may also invest in other debt instruments, which include bonds and other similar instruments issued by various U.S. and non-U.S. public or private sector entities. The Fund may invest in interest-only, principal-only, or inverse floating rate debt. The Fund may invest in mortgage dollar rolls and may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis through the “to-be-announced” (“TBA”) market. With TBA transactions, the particular securities to be delivered are not identified at the trade date, but the delivered securities must meet specified terms and standards. The Fund may invest in securities of any maturity or duration, and the securities may have fixed, floating, or variable rates. The Fund may invest without limit in securitized credit related instruments rated below investment grade (sometimes referred to as “high-yield securities”, “high-yield bonds”, or “junk bonds”). Below investment grade refers to ratings given by nationally recognized statistical rating organizations (“NRSROs”) ( e.g. , rated Ba1 or below by Moody’s Ratings, or BB+ or below by S&P Global Ratings or Fitch Ratings, Inc.) or, if unrated, determined by the Fund to be of comparable quality. Below investment grade debt instruments are regarded as having more speculative characteristics with respect to the payment of interest and repayment of principal. Split rated debt instruments (debt instruments that receive different ratings from two or more NRSROs) are valued as follows: if three NRSROs rate a debt instrument, the debt instrument will be considered to have the median credit rating; if two of the three NRSROs rate a debt instrument, the debt instrument will be considered to have the lower credit rating of the two provided. The Fund may invest in foreign (non-U.S.) securities, including securities of issuers located in emerging market countries, which may include non-U.S. dollar denominated foreign (non-U.S.) mortgage securities. The Fund may invest in derivative instruments including options, futures contracts, options on futures, fixed-income swap agreements, credit default swap agreements, and currency related derivatives, including currency forwards and currency swaps, subject to applicable law. The Fund typically uses derivatives to seek to reduce exposure or other risks such as interest rate or currency risk, to substitute for taking a position in the underlying asset, and/or to enhance returns in the Fund. The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls and reverse repurchase agreements). In evaluating investments for the Fund, the sub-adviser (the “Sub-Adviser”) takes into account a wide variety of factors and considerations to determine whether any or all of those factors or considerations might have a material effect on the value, risks, or prospects of an investment. Among the factors considered, the Sub-Adviser expects typically to take into account environmental, social, and governance (“ESG”) factors to determine whether one or more factors may have a material effect.In considering ESG factors, the Sub-Adviser intends to rely primarily on factors identified through its proprietary empirical research and on third-party evaluations of an issuer’s ESG standing, when available. ESG factors will be only one of many considerations in the Sub-Adviser’s evaluation of any potential investment; the extent to which ESG factors will affect the Sub-Adviser’s decision to invest in an issuer, if at all, will depend on the analysis and judgment of the Sub-Adviser. The Fund may invest in other investment companies, including exchange-traded funds (“ETFs”), to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder, and under the terms of applicable no-action relief or exemptive orders granted thereunder. The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising. The Fund may lend portfolio securities on a short-term or long-term basis, up to 33 1∕3% of its total assets.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	For purposes of this 80% policy, securitized credit securities means securities that are repaid by cashflows from pools of assets, including, without limitation, commercial mortgage-backed securities, asset-backed securities, residential mortgage-backed securities, and collateralized loan obligations (“CLOs”).
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	In evaluating investments for the Fund, the sub-adviser (the “Sub-Adviser”) takes into account a wide variety of factors and considerations to determine whether any or all of those factors or considerations might have a material effect on the value, risks, or prospects of an investment. Among the factors considered, the Sub-Adviser expects typically to take into account environmental, social, and governance (“ESG”) factors to determine whether one or more factors may have a material effect.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securitized credit securities.